CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended		12 Months Ended
	Nov. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	May 31, 2018 USD ($)	May 31, 2017 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (19,356,183)	$ (3,091,283)	$ (9,577,484)	$ (4,865,724)
Adjustments to reconcile net loss to net cash used in operating activities:
Imputed interest	539	539	1,076	1,075
Excess derivative	0	0	1,940,439	0
Change in fair value of derivative	0	174,090	195,725	(310,975)
Stock-based compensation	17,500		794,607	3,250
Warrants issued to placement agent	2,908,673	0	503,655	0
Warrants and Special Warrants issued to penalty	8,084,522	0	0	0
Non-cash offering costs of equity financing	403,588	0	0	0
Fair value of shares vested by officers	230,888	0	0	0
Fair value of shares issued to consultants	490,000	0	0	0
Fair value of shares issued in settlement	47,500	0	0	0
Loss on modification of debt	0	29,145	29,145	43,334
Loss on modification of debt – related party	0	0	0	951,239
Note issued as commitment	0	404,082
Loss on Note exchange	0	404,082	404,082	0
Loss on extinguishment of debt	0	989,032	989,032	0
(Gain) loss on note exchange	0	(3,480)	(3,480)	0
Expense from derivative triggering event	12,659	0	0	0
Prepayment Penalty	0	0	137,000	0
Amortization of debt discounts	2,144,328	572,856	2,534,103	2,274,519
Amortization of deferred financing costs	0	3,119
Depreciation and amortization expense	128,531	662	1,322	1,324
Start-up costs	0	0	0	141,739
Changes in assets and liabilities:
Accounts receivable	(42,982)	0	0	0
Interest receivable	(24,658)	0	0	0
Inventory	(465,031)	0	0	0
Prepaid expenses	(72,295)	(25,000)	0	5,332
Other assets	0	50,000	50,000	0
Other current assets	0	(39,500)	0	0
Accounts payable and accrued expenses	(376,353)	334,018	300,421	238,387
Accrued compensation	(16,667)	112,500	216,667	150,000
Due to related parties	(50,000)	0
Accrued interest, related party	5,211	52,281	96,211	204,364
Accrued interest	188,736	12,189	11,746	(20,169)
Deferred rent	1,667	0	(49,565)	0
Net cash used in operating activities	(5,757,327)	(424,750)	(1,425,298)	(1,182,305)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments to purchase property, plant and equipment	(35,095)	0
Payments to acquire note receivable	(5,000,000)	0
Payment for investment in Alternative Solutions	(5,982,710)	0	(2,050,000)	0
Payment for construction in progress	0	0	0	(35,013)
Net cash used in investing activities	(11,017,805)	0	(2,050,000)	(35,013)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related party convertible notes payable	0	0	761,829	150,000
Proceeds from related party notes payable	158,615	275,629	0	1,447,550
Proceeds from convertible note payable	6,357,000	330,000	1,655,000	0
Proceeds from notes payable			410,000	0
Principal payments on notes payable	(310,000)	0	(100,000)	0
Principal payments on related party notes payable	(109,877)	0	(237,794)	(61,000)
Principal payments on convertible notes payable	(37,500)	0	(500,000)	(329,166)
Proceeds from sale of equity	15,535,978	0	1,460,917	0
Net cash provided by financing activities	21,594,216	605,629	3,449,952	1,207,384
Net increase in cash and cash equivalents	4,819,084	180,879	(25,346)	(9,934)
Cash and cash equivalents at beginning of period	52,964	78,310	78,310	88,244
Cash and cash equivalents at end of period	4,872,048	259,189	52,964	78,310
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	8,964	0	0	53,837
Income taxes paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Convertible note issued for unpaid accrued salary	75,000	75,000	150,000	362,500
Discount on notes due to derivatives	0	802,381	1,758,741	600,564
Related party notes payable reclassified as related party convertible notes payable	0	873,996	1,116,816	849,750
Beneficial conversion feature on convertible notes	6,047,322	508,988	0	0
Charge to paid-in capital for par value of shares issued in cashless exercise of warrants	3,362	0	0	0
Reclassify derivative liability to paid-in capital upon adoption of ASU 2017-11	1,265,751	0	442,775	612,850
Shares issued for services from stock payable	25,313	0	0	0
Common stock issued for conversion of related party notes payable	1,039,663	936,478	2,023,666	2,704,240
Common stock issued for conversion of convertible notes payable	0	0	1,618,446	137,500
Shares issued for settlement of accounts payable	0	6,000	6,000	0
Settlement of derivative liability	$ 0	$ 0	442,775	612,850
Non-Related Party Debt [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for conversion of convertible notes payable			$ 2,554,924	$ 137,500